Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure of Entity Reportable Segments [Abstract]
Segment reporting
8. Segment reporting
The CODM reviews the Group’s internal reporting for purposes of business management, resource allocation, operating decision making and performance evaluation. The CODM has determined the operating segments based on their reports. The Group’s brands and trade names are organized into five business groups – Lanvin, Wolford, Caruso, St. John and Sergio Rossi – comprise brands dealing with the same category of products that use similar production and distribution processes.

The following tables summarize selected
financial
information by
segment
for the years
ended
December 31, 2022,
2021
and 2020:

	For the year ended December 31, 2022
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	119,772	125,514	29,696	85,884	61,172	274	—	422,312
Intra-Group sales	75	—	1,123	—	757	10,673	(12,628)	—

Total revenue	119,847	125,514	30,819	85,884	61,929	10,947	(12,628)	422,312
Cost of sales	(59,334)	(39,286)	(23,672)	(33,242)	(30,881)	(101)	2,148	(184,368)

Gross profit	60,513	86,228	7,147	52,642	31,048	10,846	(10,480)	237,944

Loss from operations before non-underlying items								(142,267)
Non-underlying items								(83,057)
Finance cost – net								(14,556)

Loss before income tax								(239,880)
Income tax benefits								129

Loss for the year								(239,751)

Other segment information
Depreciation and amortization	11,734	15,671	1,045	11,060	6,082	218	—	45,810
Of which: Right-of-use assets	7,415	12,357	664	8,111	4,091	—	—	32,638
Other	4,319	3,314	381	2,949	1,991	218	—	13,172
Provisions and impairment losses	7,709	5,127	(442)	3,257	1,103	(25)	—	16,729

	For the year ended December 31, 2021
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	72,872	109,332	24,646	73,094	28,737	141	—	308,822
Intra-Group sales	—	—	49	—	—	6,827	(6,876)	—

Total revenue	72,872	109,332	24,695	73,094	28,737	6,968	(6,876)	308,822
Cost of sales	(38,844)	(30,262)	(20,246)	(34,107)	(15,418)	(83)	40	(138,920)

Gross profit	34,028	79,070	4,449	38,987	13,319	6,885	(6,836)	169,902

Loss from operations before non-underlying items								(108,014)
Non-underlying items								45,206
Finance cost – net								(9,313)

Loss before income tax								(72,121)
Income tax expenses								(4,331)

Loss for the year								(76,452)

Other segment information
Depreciation and amortization	11,231	14,229	1,089	12,025	2,944	66	—	41,584
Of which: Right-of-use assets	9,079	11,054	683	9,424	1,914	—	—	32,154
Other	2,152	3,175	406	2,601	1,030	66	—	9,430
Provisions and impairment losses	9,985	(440)	(992)	(221)	2,389	45	—	10,766

	For the year ended December 31, 2020
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	34,989	95,384	25,251	66,512	—	476	—	222,612
Intra-Group sales	—	—	1,100	—	—	2,093	(3,193)	—

Total revenue	34,989	95,384	26,351	66,512	—	2,569	(3,193)	222,612
Cost of sales	(21,416)	(29,519)	(21,470)	(33,525)	—	(388)	1,100	(105,218)

Gross profit	13,573	65,865	4,881	32,987	—	2,181	(2,093)	117,394

Loss from operations before non-underlying items								(167,817)
Non-underlying items								43,546
Finance cost – net								(12,989)

Loss before income tax								(137,260)
Income tax benefits								1,603

Loss for the year								(135,657)

Other segment information
Depreciation and amortization	12,215	18,263	1,155	16,703	—	(4)	—	48,332
Of which: Right-of-use assets	9,144	13,141	686	13,507	—	—	—	36,478
Other	3,071	5,122	469	3,196	—	(4)	—	11,854
Provisions and impairment losses	3,854	10,913	5,526	2,383	—	—	—	22,676

The following table summarizes
non-current
assets
by geography at
December
31, 2022 and 2021.

(Euro thousands)	At December 31,
	2022	2021

EMEA (1)	305,927	314,021
North America (2)	87,571	75,703
Greater China (3)	26,919	32,466
Other Asia (4)	14,188	3,448

Total non-current assets (other than deferred tax assets)	434,605	425,638

(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.